Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

NOTE 19:-	SUBSEQUENT EVENTS

a.

On January 8, 2018, the Company entered into a Distribution and Supply Agreement with Gebro Holding GmBH (“Gebro”), granting Gebro the exclusive right to distribute Piclidenoson in Spain, Switzerland, Liechtenstein and Austria for the treatment of psoriasis and rheumatoid arthritis. Under the Distribution and Supply Agreement, the Company is entitled to €1.5 million upon execution of the agreement plus milestone payments upon achieving certain clinical, launch and sales milestones, as follows: (i) €300 thousand upon initiation of the ACRobat Phase III clinical trial for the treatment of rheumatoid arthritis and €300 thousand upon the initiation of the COMFORT Phase III clinical trial for the treatment of psoriasis, (ii) between €750 thousand and €1,600 thousand following first delivery of commercial launch quantities of Piclidenson for either the treatment of rheumatoid arthritis or psoriasis, and (iii) between €300 thousand and up to €4,025 thousand upon meeting certain net sales. In addition, following regulatory approval, the Company shall be entitled to future royalties on net sales of Piclidenoson in the territories and payment for the manufacturing Piclidenoson. On January 25, 2018 the Company received a first payment of approximately $2,200 thousand from Gebro.

b.

On March 13, 2018, the Company completed a registered direct offering with certain institutional investors, pursuant to which it sold an aggregate 3,333,336 ADSs representing 6,666,672 of its ordinary shares and warrants to purchase 2,500,002 ADSs representing 5,000,004 of its ordinary shares for an aggregate purchase price of $5,000 thousand. The warrants may be exercised after 6 months from the date of issuance for a period of five and a half years and have an exercise price of $2.00 per ADS (subject to certain adjustments). The Company also issued placement agent warrants to purchase 166,667 ADSs representing 333,334 ordinary shares exercisable at $2.00 per ADS, subject to certain adjustments, for a period of five years.

c.	On March 9, 2018, 982,344 and 98,234 warrants as part of a March 2014 financing grant, expired.